Accounts receivable, net - Reconciliation of movements in allowance for doubtful accounts (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts receivable, net
Balance as of January 1	$ (79,937)	$ (96,900)	$ (96,900)
Increase in allowance	(57)	(7,862)	(14,800)
Amounts written off	7,030	24,826	15,287
Currency translation effect	78	(1)	13
Balance as of December 31,	$ (72,886)	$ (79,937)	$ (96,900)